CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 1	$ 127,080	$ 17,371	$ 144,452
Balance (in shares) at Dec. 31, 2009	649,785
Net loss	0	0	(21,821)	(21,821)
Stock compensation expense	0	559	0	559
Restricted shares forfeited	0	0	0	0
Restricted shares forfeited (in shares)	(1,000)
Balance at Dec. 31, 2010	1	127,639	(4,450)	123,190
Balance (in shares) at Dec. 31, 2010	648,785
Net loss	0	0	(88,196)	(88,196)
Stock compensation expense	0	122	0	122
Restricted shares forfeited	0	0	0	0
Restricted shares forfeited (in shares)	(1,400)
Exercise of warrants	0	3	0	3
Exercise of warrants (in shares)	177
Balance at Dec. 31, 2011	1	127,764	(92,646)	35,119
Balance (in shares) at Dec. 31, 2011	647,562
Net loss	0	0	(30,888)	(30,888)
Stock compensation expense	0	1,159	0	1,159
Restricted shares forfeited	0	0	0	0
Restricted shares forfeited (in shares)	0
Stock issued	1	2,412	0	2,413
Stock issued (in shares)	715,268
Balance at Dec. 31, 2012	$ 2	$ 131,335	$ (123,534)	$ 7,803
Balance (in shares) at Dec. 31, 2012	1,362,830